Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,811	$1,262
Accrued loan interest	9,184	9,067
Accrued legal and professional fees	956	5,163

Total accrued expenses	$12,951	$15,492